COMMITMENTS AND CONTINGECIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGECIES [Text Block]

NOTE 17 — COMMITMENTS AND CONTINGECIES

Social insurance for employees

According to the prevailing laws and regulations of the PRC, the Company is required to cover its employees with medical, retirement and unemployment insurance programs. Management believes that due to the transient nature of its employees, the Company does not need to provide all employees with such social insurances, and has paid the social insurances for the Company’s employees who have completed three months’ continuous employment with the Company.

In the event that any current or former employee files a complaint with the PRC government, the Company may be subject to making up the social insurances as well as administrative fines. As the Company believes that these fines would not be material, no provision has been made in this regard.

Tax issues

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

Lease commitment

Longhai leases land, office building and a steel wire production facility from its related party, Longhai Steel Group, the Company’s related party. The lease of land and office building started from October 1, 2008, with no specific lease period, the annual rental is $29,986. The lease of steel wire production facility started from August 1, 2011, the term of the lease is 5 years with annual payment of $2,217,190.

Lease commitment for steel wire production facility is as follows:

Amount
Within 1 year	$2,217,190
1 year to 2 years	2,217,190
2 years to 3 years	2,217,190
3 years to 4 years	2,217,190
4 years to 5 years	184,766

Total	$9,0 53,524

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Lease Commitment

Longhai leases land, office building and a steel wire production facility from its related party, Longhai Steel Group. The lease of land and office building started from October 1, 2008, as amended, ,with no specific lease period, the annual lease fee is $29,986. The lease of steel wire production facility started from August 1, 2011, the term of the lease is 5 years with annual with payment of $2,165,842.

Lease commitment for steel wire production facility is as follows:

Amount
Within 1 year	$2,165,842
1 year to 2 years	2,165,842
2 year to 3 years	2,165,842
3 years to 4 years	2,165,842
4 years to 5 years	1,263,408
over 5 years	-
Total	$9,926,776

Social Insurance for Employees

According to the prevailing laws and regulations of the PRC, the Company is required to cover its employees with medical, retirement and unemployment insurance programs. Management believes that due to the transient nature of its employees, the Company does not need to provide all employees with such social insurances, and has paid the social insurances for the Company’s employees who have completed three months’ continuous employment with the Company.

In the event that any current or former employee files a complaint with the PRC government, the Company may be subject to making up the social insurances as well as administrative fines. As the Company believes that these fines would not be material, no provision has been made in this regard.

Tax Issues

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.